Trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total trade receivables, net	$ 4,244	$ 4,822
Total trade and other receivables, before ECL	6,054	6,463
Current	3,385	3,566
Non-current	859	1,256
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from contracts with customers	4,211	3,896
Total	1,843	2,567
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables, net	4,054	3,779
Receivables from contracts with customers	5,897	6,346
Expected credit losses	(1,809)	(1,639)
Third Parties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from divestments and transfer of rights agreement	996	1,677
Lease receivables	255	298
Total	592	592
Investees [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Investees	157	117
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses	$ (1)	$ (2)